UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 - June 30, 2018

Explanatory Note

The Registrant is filing this amendment to its Form N-PX for the period ended June 30, 2018 originally filed with the Securities and Exchange Commission on August 30, 2018 (Accession Number: 0001193125-18-263520). The sole purpose of this amendment is to revise the Proxy Voting Record for the State Street Disciplined Global Equity Fund and the State Street Global Equity ex-U.S. Index Fund in the submission. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

Item 1. Proxy Voting Record

ICA File Number: 811-09819

Reporting Period: 07/01/2017 - 06/30/2018

State Street Institutional Investment Trust

State Street Disciplined Global Equity Fund

The State Street Disciplined Global Equity Fund (“Disciplined Global Equity Fund”) invests all of its investable assets in the State Street Disciplined Global Equity Portfolio (“Disciplined Global Equity Portfolio”), a series of the SSGA Active Trust (the “Trust”). There were no matters relating to the Disciplined Global Equity Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Disciplined Global Equity Fund was entitled to vote. The proxy voting record of the Disciplined Global Equity Portfolio is set forth in the Trust’s Form N-PX filing for the reporting period from July 1, 2017 to June 30, 2018, which was filed on August 30, 2018 under CIK 0001516212 and 1940 Act File Number 811-22542.

State Street Global Equity ex-U.S. Index Fund

The State Street Global Equity ex-U.S. Index Fund (“Global Equity ex-U.S. Index Fund”) invests all of its investable assets in the State Street Global Equity ex-U.S. Index Portfolio (“Global Equity ex-U.S. Index Portfolio”), a series of the State Street Institutional Investment Trust (the “Trust”). There were no matters relating to the Global Equity ex-U.S. Index Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Global Equity ex-U.S. Index Fund was entitled to vote. The proxy voting record of the Global Equity ex-U.S. Index Portfolio is set forth in the Trust’s Form N-PX filing for the reporting period from July 1, 2017 to June 30, 2018, which was filed on August 30, 2018 under CIK 0001107414 and 1940 Act File Number 811-09819.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 20, 2018